INTANGIBLE ASSETS (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,707,959
Ending balance	5,564,426	$ 1,707,959
Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,597,660
Ending balance	1,253,522	1,597,660
Platform Coding [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance
Ending balance	4,310,904
Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	110,299
Ending balance		110,299
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,825,860	1,694,544
Additions - paid or accrued	4,464,885	133,356
Write-off	(320,113)
Net exchange differences	(193,424)	(2,040)
Ending balance	5,777,208	1,825,860
Gross carrying amount [member] | Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,715,561	1,589,258
Additions - paid or accrued		133,356
Write-off	(208,659)
Net exchange differences	(40,598)	(7,053)
Ending balance	1,466,304	1,715,561
Gross carrying amount [member] | Platform Coding [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance
Additions - paid or accrued	4,464,885
Write-off
Net exchange differences	(153,981)
Ending balance	4,310,904
Gross carrying amount [member] | Brand names [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	110,299	105,286
Additions - paid or accrued
Write-off	(111,454)
Net exchange differences	1,155	5,013
Ending balance		110,299
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	117,901	17,722
Net exchange differences	(6,469)	(23)
Additions	101,350	100,202
Ending balance	212,782	117,901
Accumulated depreciation and amortisation [member] | Video Game Catalogues [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	117,901	17,722
Net exchange differences	(6,469)	(23)
Additions	101,350	100,202
Ending balance	$ 212,782	$ 117,901